Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000104752
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,015	$ 14,791	$ 14,800	$ 14,426	$ 14,141	$ 14,023	$ 14,298	$ 14,259	$ 14,062	$ 14,391	$ 14,053	$ 14,352	$ 14,159	$ 13,967	$ 13,639	$ 13,475	$ 13,090	$ 13,417	$ 13,176	$ 13,022	$ 13,090	$ 12,605	$ 11,917	$ 12,199	$ 12,718	$ 12,963	$ 12,897	$ 12,736	$ 12,972	$ 12,840	$ 12,407	$ 12,802	$ 12,294	$ 12,551	$ 11,822	$ 11,775	$ 12,598	$ 13,074	$ 12,654	$ 13,224	$ 13,168	$ 13,831	$ 13,831	$ 14,074	$ 14,448	$ 14,105	$ 14,318	$ 13,990	$ 14,362	$ 14,212	$ 14,256	$ 14,238	$ 14,061	$ 13,778	$ 13,565	$ 13,397	$ 13,512	$ 13,288	$ 12,651	$ 12,849	$ 13,030	$ 12,737	$ 12,384	$ 12,255	$ 12,049	$ 11,550	$ 12,126	$ 12,393	$ 12,333	$ 12,141	$ 12,001	$ 11,886	$ 11,853	$ 11,836	$ 11,828	$ 11,482	$ 11,787	$ 11,647	$ 11,531	$ 11,341	$ 10,962	$ 11,561	$ 11,417	$ 12,181	$ 12,148	$ 12,052	$ 11,779	$ 11,899	$ 11,730	$ 11,803	$ 12,004	$ 12,414	$ 11,867	$ 11,732	$ 11,637	$ 11,432	$ 11,283	$ 11,275	$ 11,015	$ 10,960	$ 10,889	$ 10,810	$ 10,732	$ 10,543	$ 10,346	$ 10,172	$ 10,148	$ 10,290	$ 10,235	$ 10,188	$ 9,858	$ 9,866	$ 9,780	$ 9,608	$ 9,341	$ 9,498	$ 9,694	$ 9,784	$ 9,792	$ 9,382	$ 9,475
C000104753
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,922	14,480	14,500	14,145	13,879	13,771	14,047	14,007	13,830	14,159	13,837	14,139	13,964	13,779	13,467	13,312	12,932	13,273	13,039	12,893	12,971	12,493	11,822	12,110	12,637	12,887	12,829	12,676	12,916	12,791	12,378	12,772	12,263	12,530	11,810	11,781	12,606	13,096	12,683	13,259	13,211	13,882	13,892	14,151	14,525	14,194	14,414	14,102	14,478	14,331	14,395	14,386	14,212	13,937	13,727	13,571	13,690	13,474	12,838	13,044	13,241	12,954	12,596	12,471	12,265	11,772	12,363	12,641	12,587	12,400	12,270	12,158	12,132	12,123	12,123	11,769	12,097	11,959	11,847	11,665	11,276	11,902	11,758	12,554	12,528	12,435	12,156	12,291	12,130	12,206	12,418	12,850	12,300	12,162	12,070	11,878	11,719	11,719	11,460	11,410	11,335	11,260	11,193	11,001	10,800	10,633	10,608	10,767	10,717	10,675	10,333	10,349	10,266	10,090	9,815	9,990	10,199	10,299	10,316	9,892	10,000
C000104754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,624,813	1,600,452	1,600,452	1,560,202	1,529,485	1,515,716	1,545,373	1,540,077	1,518,893	1,553,355	1,518,169	1,549,216	1,528,518	1,507,821	1,471,600	1,452,972	1,411,577	1,446,763	1,420,891	1,404,333	1,410,542	1,357,999	1,284,348	1,313,607	1,369,097	1,395,329	1,388,267	1,371,115	1,395,329	1,381,204	1,334,794	1,376,160	1,320,669	1,348,166	1,270,329	1,265,340	1,353,155	1,404,048	1,359,143	1,419,017	1,413,029	1,483,880	1,483,880	1,509,826	1,548,744	1,511,373	1,534,030	1,499,101	1,538,750	1,521,758	1,527,422	1,524,590	1,504,765	1,474,557	1,451,900	1,433,020	1,445,292	1,420,364	1,352,641	1,373,690	1,392,909	1,360,877	1,322,440	1,308,712	1,285,832	1,233,667	1,294,069	1,322,440	1,316,033	1,295,077	1,280,202	1,267,951	1,263,576	1,261,825	1,260,075	1,222,448	1,254,825	1,240,824	1,227,698	1,207,572	1,166,445	1,230,174	1,214,861	1,295,681	1,292,278	1,281,219	1,251,443	1,264,204	1,246,338	1,253,144	1,274,413	1,317,801	1,259,950	1,245,143	1,234,338	1,213,558	1,196,102	1,195,271	1,167,841	1,162,023	1,153,711	1,145,399	1,137,087	1,116,307	1,095,527	1,076,849	1,074,374	1,089,227	1,083,451	1,077,674	1,042,192	1,043,842	1,033,940	1,014,961	986,906	1,003,409	1,023,213	1,033,306	1,033,306	991,064	1,000,000
C000092730
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 23,783	23,336	23,157	22,319	21,182	21,062	21,888	22,187	21,661	22,448	21,595	21,987	21,711	21,399	20,858	20,524	19,659	20,155	19,533	18,726	18,887	18,110	16,868	17,272	18,142	18,737	18,153	17,399	17,856	17,505	16,773	17,335	16,518	17,070	15,714	14,880	16,427	17,091	16,237	17,432	17,312	18,628	18,377	18,839	19,422	18,587	19,049	18,213	18,987	18,613	18,747	18,747	18,347	17,662	17,039	16,399	16,568	15,976	14,579	14,944	15,473	14,631	13,842	13,599	13,026	12,019	13,303	14,241	14,258	13,824	13,506	13,236	13,124	13,116	13,093	12,385	13,093	12,774	12,512	12,146	11,374	12,457	12,169	13,318	13,296	13,235	12,865	13,046	12,759	12,887	13,167	13,742	12,918	12,751	12,565	12,242	11,977	11,992	11,626	11,540	11,440	11,318	11,218	10,946	10,702	10,484	10,172	10,332	10,269	10,172	9,756	9,874	9,722	9,576	9,188	9,430	9,756	9,924	9,910	9,271	9,475
C000092731
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,627	22,863	22,706	21,899	20,790	20,694	21,513	21,827	21,320	22,107	21,278	21,675	21,418	21,127	20,613	20,286	19,446	19,948	19,341	18,559	18,722	17,973	16,749	17,160	18,027	18,633	18,059	17,334	17,799	17,453	16,738	17,312	16,500	17,067	15,718	14,895	16,449	17,129	16,285	17,489	17,386	18,714	18,477	18,951	19,548	18,717	19,203	18,368	19,166	18,799	18,937	18,946	18,561	17,873	17,259	16,626	16,800	16,210	14,808	15,186	15,725	14,889	14,089	13,856	13,272	12,256	13,577	14,548	14,575	14,133	13,826	13,552	13,444	13,444	13,428	12,706	13,444	13,129	12,864	12,490	11,711	12,831	12,539	13,733	13,725	13,670	13,290	13,488	13,203	13,346	13,638	14,247	13,401	13,231	13,049	12,725	12,460	12,483	12,105	12,030	11,932	11,811	11,713	11,433	11,184	10,966	10,642	10,819	10,760	10,664	10,237	10,362	10,215	10,067	9,662	9,928	10,274	10,451	10,451	9,782	10,000
C000092732
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,572,908	2,525,094	2,504,418	2,413,959	2,289,901	2,276,978	2,364,853	2,398,452	2,340,300	2,424,114	2,331,022	2,373,224	2,343,434	2,309,921	2,251,584	2,214,347	2,120,014	2,173,387	2,105,119	2,018,233	2,034,369	1,951,831	1,817,222	1,860,571	1,952,972	2,016,854	1,952,972	1,873,119	1,921,031	1,882,245	1,803,533	1,863,993	1,775,014	1,834,582	1,689,237	1,598,799	1,764,601	1,835,659	1,743,068	1,871,187	1,858,268	1,999,307	1,971,314	2,020,839	2,082,207	1,991,870	2,042,261	1,951,938	2,034,655	1,993,772	2,008,033	2,007,082	1,964,298	1,890,137	1,823,583	1,755,128	1,772,241	1,708,593	1,559,496	1,597,465	1,653,029	1,563,200	1,478,928	1,452,998	1,390,952	1,282,602	1,420,586	1,520,601	1,521,527	1,474,925	1,441,058	1,411,424	1,399,570	1,397,877	1,395,337	1,319,135	1,394,490	1,360,623	1,332,682	1,292,888	1,210,760	1,325,551	1,294,258	1,416,221	1,414,616	1,407,395	1,367,275	1,386,533	1,356,042	1,368,880	1,398,569	1,459,550	1,371,287	1,353,241	1,333,519	1,299,385	1,271,319	1,272,077	1,232,633	1,224,289	1,212,911	1,199,257	1,188,638	1,159,054	1,134,022	1,110,154	1,076,469	1,093,311	1,086,721	1,076,469	1,031,799	1,044,248	1,028,137	1,012,759	971,019	996,649	1,031,066	1,047,960	1,047,244	978,525	1,000,000
C000014185
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 16,540	15,689	15,243	14,723	14,277	15,006	14,414	13,311	13,102	12,523	13,004	13,485	11,310	11,391	11,934	12,122	11,685	11,025	10,918	10,330	11,988	12,480	12,053	12,365	12,973	14,015	12,825	12,422	13,974	14,713	14,738	16,166	14,500	13,963	10,432	12,732	14,621	14,676	15,829	15,001	14,683	15,233	17,355	18,277	18,757	18,756	19,322	19,109	19,779	19,919	21,457	22,282	21,810	21,501	21,869	21,774	20,758	19,355	18,165	17,731	18,232	17,470	16,374	15,378	15,526	14,449	15,913	15,853	16,588	15,609	15,732	14,981	15,013	15,298	15,518	14,638	15,751	15,654	15,007	14,411	13,460	13,665	12,928	14,384	14,485	14,921	15,128	15,464	15,016	15,281	15,422	16,154	14,951	14,453	14,026	13,477	13,450	13,044	12,410	12,120	11,640	11,265	10,885	10,568	10,008	10,502	10,685	10,989	10,659	10,225	9,733	9,425	9,409	9,576	8,745	8,938	9,838	9,978	10,037	9,381	9,475
C000014187
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,485	15,415	14,984	14,483	14,052	14,784	14,213	13,130	12,930	12,367	12,852	13,336	11,191	11,280	11,823	12,011	11,596	10,944	10,845	10,271	11,912	12,417	12,001	12,326	12,932	13,981	12,805	12,408	13,972	14,714	14,750	16,188	14,533	14,005	10,468	12,783	14,692	14,751	15,922	15,099	14,785	15,345	17,500	18,441	18,933	18,940	19,527	19,326	20,016	20,169	21,735	22,586	22,120	21,823	22,208	22,128	21,100	19,692	18,483	18,058	18,578	17,809	16,702	15,698	15,859	14,767	16,277	16,218	16,981	15,988	16,123	15,363	15,406	15,704	15,939	15,051	16,201	16,109	15,449	14,845	13,879	14,091	13,340	14,856	14,967	15,427	15,647	16,010	15,556	15,835	15,991	16,756	15,517	15,012	14,577	14,014	13,997	13,579	12,929	12,633	12,140	11,757	11,368	11,043	10,463	10,983	11,184	11,513	11,173	10,724	10,211	9,894	9,883	10,061	9,197	9,405	10,361	10,509	10,580	9,892	10,000
C000014184
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,796,107	1,702,904	1,654,360	1,597,079	1,548,536	1,627,176	1,563,099	1,443,682	1,420,381	1,357,216	1,409,344	1,460,524	1,225,475	1,234,005	1,291,820	1,311,723	1,264,334	1,193,251	1,180,930	1,117,429	1,295,611	1,349,678	1,303,498	1,336,608	1,401,957	1,513,486	1,384,531	1,340,965	1,508,258	1,587,549	1,590,163	1,743,515	1,564,023	1,505,358	1,124,494	1,372,097	1,575,279	1,580,215	1,704,428	1,614,764	1,580,215	1,639,442	1,867,302	1,966,014	2,017,016	2,016,928	2,077,169	2,053,699	2,125,676	2,140,541	2,304,837	2,392,461	2,341,608	2,307,966	2,347,084	2,336,131	2,226,600	2,075,528	1,947,181	1,900,381	1,953,563	1,871,308	1,753,598	1,646,524	1,661,415	1,545,832	1,702,543	1,695,452	1,773,453	1,668,232	1,681,244	1,600,435	1,603,859	1,633,306	1,656,590	1,562,769	1,680,559	1,670,287	1,600,435	1,536,746	1,435,392	1,456,473	1,377,425	1,532,409	1,542,990	1,589,049	1,610,212	1,645,690	1,597,763	1,625,772	1,640,088	1,717,269	1,589,049	1,535,787	1,490,192	1,431,808	1,427,915	1,385,100	1,317,263	1,286,125	1,234,413	1,194,934	1,154,343	1,120,424	1,060,372	1,112,446	1,131,712	1,163,637	1,128,960	1,082,722	1,029,880	996,853	995,202	1,012,266	924,195	944,561	1,039,788	1,053,998	1,060,228	990,135	1,000,000
C000014191
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 17,144	16,345	17,022	16,850	17,474	17,793	18,537	18,325	17,195	18,325	18,440	19,342	19,901	18,872	18,287	17,817	17,207	17,932	17,601	17,042	16,610	15,918	14,989	15,670	16,289	16,388	16,190	15,719	16,215	15,657	15,051	15,633	15,719	15,979	15,172	14,127	14,780	16,014	15,492	15,765	15,872	16,739	15,872	15,813	17,356	16,011	16,742	15,694	16,666	16,120	15,585	15,170	14,864	14,274	13,968	14,165	14,220	13,708	12,773	13,383	13,596	13,241	12,773	12,905	12,438	11,188	11,574	12,377	12,580	12,101	11,572	11,091	11,168	11,168	11,312	10,552	10,764	11,101	10,889	10,648	9,985	10,830	10,217	10,903	10,702	10,382	9,760	9,577	9,431	9,312	9,458	9,934	9,421	9,484	9,253	9,573	9,529	9,395	9,333	9,013	9,066	8,853	8,799	8,319	8,105	7,978	7,994	8,782	8,782	9,239	8,766	8,979	8,743	8,451	8,246	8,467	9,523	9,324	9,124	8,650	9,475
C000014193
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,025	15,995	16,673	16,516	17,142	17,455	18,211	18,002	16,894	18,034	18,147	19,058	19,608	18,621	18,047	17,597	16,998	17,734	17,410	16,860	16,448	15,776	14,874	15,545	16,178	16,288	16,093	15,642	16,142	15,593	15,008	15,593	15,679	15,955	15,158	14,128	14,795	16,025	15,522	15,803	15,920	16,798	15,943	15,885	17,454	16,111	16,850	15,806	16,796	16,263	15,730	15,328	15,023	14,435	14,131	14,338	14,403	13,895	12,955	13,578	13,803	13,456	12,985	13,139	12,668	11,390	11,799	12,627	12,842	12,355	11,827	11,338	11,436	11,446	11,602	10,829	11,054	11,406	11,191	10,956	10,281	11,157	10,529	11,242	11,045	10,716	10,088	9,909	9,750	9,647	9,797	10,294	9,769	9,842	9,614	9,952	9,906	9,778	9,714	9,395	9,450	9,231	9,176	8,692	8,464	8,349	8,365	9,192	9,200	9,679	9,200	9,419	9,184	8,876	8,673	8,908	10,027	9,823	9,616	9,128	10,000
C000081646
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,855,551	1,768,313	1,840,319	1,822,317	1,890,170	1,923,403	2,003,718	1,978,793	1,856,936	1,979,176	1,991,083	2,088,984	2,147,195	2,037,387	1,972,562	1,922,288	1,854,816	1,932,872	1,897,152	1,836,295	1,789,990	1,713,528	1,614,398	1,687,780	1,753,437	1,763,737	1,741,851	1,690,355	1,744,426	1,683,918	1,618,260	1,681,343	1,689,067	1,716,833	1,629,328	1,518,405	1,587,424	1,719,298	1,663,837	1,692,184	1,702,044	1,795,712	1,702,044	1,695,881	1,861,033	1,716,967	1,794,083	1,680,677	1,785,010	1,726,039	1,668,202	1,623,974	1,591,086	1,527,579	1,494,691	1,515,104	1,520,774	1,465,130	1,364,923	1,430,321	1,452,472	1,414,499	1,363,868	1,378,635	1,328,004	1,194,044	1,235,181	1,320,621	1,341,717	1,289,913	1,234,047	1,182,171	1,190,152	1,190,152	1,205,116	1,124,309	1,146,257	1,182,171	1,159,226	1,133,288	1,062,457	1,152,075	1,086,703	1,159,655	1,137,864	1,103,756	1,037,436	1,018,488	1,001,434	989,117	1,004,276	1,054,490	999,539	1,006,056	982,080	1,016,199	1,010,667	995,912	989,457	955,338	960,871	937,817	931,362	881,567	857,591	845,210	846,029	929,567	928,748	977,069	927,110	949,223	923,834	892,712	871,418	894,350	1,005,734	984,328	962,687	912,687	1,000,000
C000014194
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,636	16,822	17,523	17,348	17,999	18,324	19,101	18,875	17,711	18,894	19,002	19,953	20,518	19,471	18,870	18,388	17,762	18,521	18,172	17,594	17,161	16,441	15,500	16,194	16,841	16,947	16,735	16,265	16,782	16,206	15,582	16,194	16,276	16,543	15,716	14,650	15,330	16,600	16,067	16,351	16,464	17,371	16,475	16,407	18,029	16,630	17,388	16,304	17,314	16,756	16,198	15,777	15,461	14,841	14,535	14,746	14,798	14,263	13,295	13,937	14,164	13,799	13,315	13,453	12,970	11,667	12,081	12,910	13,128	12,630	12,075	11,577	11,662	11,662	11,821	11,022	11,257	11,605	11,379	11,144	10,448	11,331	10,693	11,412	11,205	10,872	10,225	10,036	9,874	9,766	9,919	10,414	9,874	9,945	9,708	10,050	9,998	9,866	9,796	9,472	9,524	9,297	9,244	8,745	8,517	8,391	8,407	9,236	9,236	9,721	9,228	9,447	9,204	8,899	8,688	8,923	10,033	9,828	9,614	9,120	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,103	29,337	28,964	27,766	26,215	25,984	27,194	27,391	26,458	27,166	25,974	26,500	26,023	25,353	24,914	24,417	23,373	24,275	23,519	22,563	22,295	21,252	19,430	20,011	20,913	21,425	20,728	19,546	19,743	19,403	18,822	19,285	18,011	18,810	17,587	16,408	18,090	18,879	17,491	19,150	19,135	20,869	20,311	20,838	22,002	21,101	21,573	20,417	21,301	20,784	20,418	20,118	19,833	18,951	18,341	17,882	18,062	17,327	15,363	15,849	16,415	15,387	14,685	14,306	13,647	12,303	14,180	15,489	15,584	15,130	14,720	14,355	14,056	14,349	14,279	13,396	14,216	13,729	13,551	13,156	12,206	13,211	13,062	14,097	14,019	13,848	13,429	13,435	13,351	13,200	13,494	14,077	13,371	13,193	12,913	12,673	12,395	12,378	12,088	12,042	11,793	11,621	11,498	11,188	10,924	10,669	10,517	10,725	10,668	10,660	10,227	10,343	10,286	10,125	9,482	9,553	10,161	10,343	10,394	9,631	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,103	29,337	28,964	27,766	26,215	25,984	27,194	27,391	26,458	27,166	25,974	26,500	26,023	25,353	24,914	24,417	23,373	24,275	23,519	22,563	22,295	21,252	19,430	20,011	20,913	21,425	20,728	19,546	19,743	19,403	18,822	19,285	18,011	18,810	17,587	16,408	18,090	18,879	17,491	19,150	19,135	20,869	20,311	20,838	22,002	21,101	21,573	20,417	21,301	20,784	20,418	20,118	19,833	18,951	18,341	17,882	18,062	17,327	15,363	15,849	16,415	15,387	14,685	14,306	13,647	12,303	14,180	15,489	15,584	15,130	14,720	14,355	14,056	14,349	14,279	13,396	14,216	13,729	13,551	13,156	12,206	13,211	13,062	14,097	14,019	13,848	13,429	13,435	13,351	13,200	13,494	14,077	13,371	13,193	12,913	12,673	12,395	12,378	12,088	12,042	11,793	11,621	11,498	11,188	10,924	10,669	10,517	10,725	10,668	10,660	10,227	10,343	10,286	10,125	9,482	9,553	10,161	10,343	10,394	9,631	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 3,010,252	2,933,725	2,896,440	2,776,620	2,621,452	2,598,360	2,719,430	2,739,145	2,645,779	2,716,574	2,597,389	2,649,956	2,602,298	2,535,289	2,491,384	2,441,701	2,337,334	2,427,503	2,351,925	2,256,264	2,229,509	2,125,175	1,943,014	2,001,077	2,091,291	2,142,466	2,072,834	1,954,622	1,974,333	1,940,320	1,882,162	1,928,521	1,801,083	1,880,962	1,758,681	1,640,847	1,809,012	1,887,943	1,749,073	1,914,950	1,913,501	2,086,863	2,031,122	2,083,825	2,200,242	2,110,057	2,157,331	2,041,689	2,130,133	2,078,405	2,041,834	2,011,844	1,983,274	1,895,077	1,834,054	1,788,231	1,806,183	1,732,721	1,536,289	1,584,906	1,641,537	1,538,728	1,468,474	1,430,633	1,364,706	1,230,303	1,417,959	1,548,879	1,558,364	1,513,036	1,472,039	1,435,509	1,405,597	1,434,948	1,427,875	1,339,602	1,421,632	1,372,948	1,355,149	1,315,589	1,220,618	1,321,070	1,306,231	1,409,746	1,401,939	1,384,805	1,342,863	1,343,504	1,335,137	1,319,969	1,349,381	1,407,698	1,337,099	1,319,258	1,291,279	1,267,329	1,239,509	1,237,766	1,208,836	1,204,203	1,179,256	1,162,050	1,149,802	1,118,764	1,092,399	1,066,870	1,051,747	1,072,503	1,066,836	1,065,950	1,022,741	1,034,331	1,028,554	1,012,532	948,189	955,299	1,016,085	1,034,265	1,039,437	963,116	1,000,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 28,656	27,966	27,592	26,406	24,971	24,740	25,758	25,914	25,072	25,680	24,754	25,323	24,748	24,135	23,752	23,234	22,327	23,089	22,386	21,465	21,340	20,362	18,641	19,219	20,048	20,625	19,896	18,804	19,008	18,739	18,178	18,715	17,463	18,178	16,870	15,910	17,594	18,266	17,074	18,646	18,624	20,244	19,815	20,341	21,391	20,568	21,076	20,052	20,916	20,406	20,266	20,003	19,696	18,871	18,380	17,964	18,046	17,245	15,353	15,735	16,260	15,322	14,552	14,102	13,514	12,206	14,111	15,351	15,523	14,995	14,637	14,247	13,954	14,293	14,251	13,375	14,219	13,754	13,584	13,230	12,262	13,191	13,000	14,054	13,993	13,884	13,477	13,551	13,534	13,406	13,699	14,299	13,536	13,321	13,068	12,802	12,560	12,512	12,172	12,116	11,855	11,673	11,532	11,217	10,918	10,688	10,607	10,790	10,724	10,688	10,247	10,309	10,296	10,147	9,446	9,512	10,122	10,308	10,394	9,638	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 28,656	27,966	27,592	26,406	24,971	24,740	25,758	25,914	25,072	25,680	24,754	25,323	24,748	24,135	23,752	23,234	22,327	23,089	22,386	21,465	21,340	20,362	18,641	19,219	20,048	20,625	19,896	18,804	19,008	18,739	18,178	18,715	17,463	18,178	16,870	15,910	17,594	18,266	17,074	18,646	18,624	20,244	19,815	20,341	21,391	20,568	21,076	20,052	20,916	20,406	20,266	20,003	19,696	18,871	18,380	17,964	18,046	17,245	15,353	15,735	16,260	15,322	14,552	14,102	13,514	12,206	14,111	15,351	15,523	14,995	14,637	14,247	13,954	14,293	14,251	13,375	14,219	13,754	13,584	13,230	12,262	13,191	13,000	14,054	13,993	13,884	13,477	13,551	13,534	13,406	13,699	14,299	13,536	13,321	13,068	12,802	12,560	12,512	12,172	12,116	11,855	11,673	11,532	11,217	10,918	10,688	10,607	10,790	10,724	10,688	10,247	10,309	10,296	10,147	9,446	9,512	10,122	10,308	10,394	9,638	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,865,640	2,796,590	2,759,170	2,640,604	2,497,075	2,474,001	2,575,756	2,591,367	2,507,210	2,567,999	2,475,409	2,532,250	2,474,759	2,413,465	2,375,160	2,323,413	2,232,733	2,308,911	2,238,625	2,146,511	2,134,001	2,036,195	1,864,142	1,921,929	2,004,830	2,062,463	1,989,627	1,880,447	1,900,805	1,873,873	1,817,825	1,871,461	1,746,292	1,817,825	1,686,977	1,590,967	1,759,393	1,826,640	1,707,408	1,864,585	1,862,406	2,024,446	1,981,528	2,034,063	2,139,120	2,056,845	2,107,597	2,005,242	2,091,648	2,040,574	2,026,612	2,000,251	1,969,599	1,887,091	1,837,999	1,796,388	1,804,596	1,724,527	1,535,283	1,573,534	1,625,960	1,532,183	1,455,220	1,410,162	1,351,389	1,220,629	1,411,137	1,535,129	1,552,275	1,499,471	1,463,739	1,424,746	1,395,385	1,429,291	1,425,115	1,337,534	1,421,878	1,375,436	1,358,353	1,322,967	1,226,151	1,319,058	1,300,045	1,405,361	1,399,271	1,388,363	1,347,721	1,355,059	1,353,369	1,340,567	1,369,892	1,429,947	1,353,583	1,332,107	1,306,810	1,280,225	1,255,960	1,251,167	1,217,151	1,211,642	1,185,463	1,167,272	1,153,164	1,121,699	1,091,845	1,068,758	1,060,697	1,079,011	1,072,438	1,068,844	1,024,684	1,030,929	1,029,628	1,014,650	944,643	951,190	1,012,239	1,030,828	1,039,410	963,771	1,000,000
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 17,201	16,391	15,640	15,080	14,678	15,332	15,035	13,452	13,330	12,981	13,583	14,437	11,652	11,536	11,691	11,916	11,637	10,917	10,815	9,978	11,162	11,438	11,157	11,653	11,983	13,162	11,883	11,430	12,483	13,161	12,593	14,050	12,569	11,948	9,211	11,073	12,959	12,930	14,287	13,407	13,251	13,815	15,016	15,625	16,100	16,624	17,680	17,139	18,046	18,045	20,944	20,924	20,764	20,480	21,853	22,082	20,568	20,014	19,474	18,495	19,015	17,994	16,441	15,086	15,161	14,260	15,267	15,120	15,883	14,662	14,405	13,846	13,849	14,454	14,533	13,453	15,478	15,141	14,781	14,288	12,865	13,694	12,759	14,412	14,616	15,193	15,582	16,440	16,143	16,147	16,697	17,839	15,859	15,561	15,322	14,736	14,585	13,995	12,853	12,563	11,934	11,624	11,381	10,992	10,293	10,732	10,862	11,077	10,804	10,062	9,723	9,620	9,693	9,712	8,679	8,904	10,202	10,336	10,697	9,807	10,000
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 17,201	16,391	15,640	15,080	14,678	15,332	15,035	13,452	13,330	12,981	13,583	14,437	11,652	11,536	11,691	11,916	11,637	10,917	10,815	9,978	11,162	11,438	11,157	11,653	11,983	13,162	11,883	11,430	12,483	13,161	12,593	14,050	12,569	11,948	9,211	11,073	12,959	12,930	14,287	13,407	13,251	13,815	15,016	15,625	16,100	16,624	17,680	17,139	18,046	18,045	20,944	20,924	20,764	20,480	21,853	22,082	20,568	20,014	19,474	18,495	19,015	17,994	16,441	15,086	15,161	14,260	15,267	15,120	15,883	14,662	14,405	13,846	13,849	14,454	14,533	13,453	15,478	15,141	14,781	14,288	12,865	13,694	12,759	14,412	14,616	15,193	15,582	16,440	16,143	16,147	16,697	17,839	15,859	15,561	15,322	14,736	14,585	13,995	12,853	12,563	11,934	11,624	11,381	10,992	10,293	10,732	10,862	11,077	10,804	10,062	9,723	9,620	9,693	9,712	8,679	8,904	10,202	10,336	10,697	9,807	10,000
EATON VANCE Index: MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 1,720,062	1,639,141	1,564,007	1,507,986	1,467,761	1,533,229	1,503,469	1,345,233	1,332,961	1,298,050	1,358,314	1,443,699	1,165,169	1,153,579	1,169,110	1,191,626	1,163,713	1,091,705	1,081,504	997,751	1,116,202	1,143,776	1,115,658	1,165,330	1,198,329	1,316,200	1,188,349	1,143,000	1,248,250	1,316,123	1,259,255	1,405,025	1,256,949	1,194,806	921,149	1,107,280	1,295,888	1,293,000	1,428,683	1,340,734	1,325,116	1,381,534	1,501,604	1,562,541	1,610,038	1,662,424	1,768,007	1,713,923	1,804,562	1,804,490	2,094,427	2,092,379	2,076,406	2,047,984	2,185,326	2,208,191	2,056,750	2,001,365	1,947,364	1,849,538	1,901,496	1,799,374	1,644,104	1,508,604	1,516,088	1,426,044	1,526,712	1,512,010	1,588,298	1,466,164	1,440,479	1,384,587	1,384,939	1,445,440	1,453,316	1,345,280	1,547,847	1,514,119	1,478,114	1,428,793	1,286,518	1,369,398	1,275,880	1,441,172	1,461,619	1,519,294	1,558,159	1,643,974	1,614,326	1,614,708	1,669,664	1,783,906	1,585,862	1,556,074	1,532,191	1,473,623	1,458,468	1,399,454	1,285,253	1,256,335	1,193,373	1,162,375	1,138,078	1,099,183	1,029,318	1,073,229	1,086,230	1,107,681	1,080,377	1,006,230	972,305	961,994	969,276	971,194	867,900	890,414	1,020,173	1,033,635	1,069,723	980,683	1,000,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,103	29,337	28,964	27,766	26,215	25,984	27,194	27,391	26,458	27,166	25,974	26,500	26,023	25,353	24,914	24,417	23,373	24,275	23,519	22,563	22,295	21,252	19,430	20,011	20,913	21,425	20,728	19,546	19,743	19,403	18,822	19,285	18,011	18,810	17,587	16,408	18,090	18,879	17,491	19,150	19,135	20,869	20,311	20,838	22,002	21,101	21,573	20,417	21,301	20,784	20,418	20,118	19,833	18,951	18,341	17,882	18,062	17,327	15,363	15,849	16,415	15,387	14,685	14,306	13,647	12,303	14,180	15,489	15,584	15,130	14,720	14,355	14,056	14,349	14,279	13,396	14,216	13,729	13,551	13,156	12,206	13,211	13,062	14,097	14,019	13,848	13,429	13,435	13,351	13,200	13,494	14,077	13,371	13,193	12,913	12,673	12,395	12,378	12,088	12,042	11,793	11,621	11,498	11,188	10,924	10,669	10,517	10,725	10,668	10,660	10,227	10,343	10,286	10,125	9,482	9,553	10,161	10,343	10,394	9,631	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,103	29,337	28,964	27,766	26,215	25,984	27,194	27,391	26,458	27,166	25,974	26,500	26,023	25,353	24,914	24,417	23,373	24,275	23,519	22,563	22,295	21,252	19,430	20,011	20,913	21,425	20,728	19,546	19,743	19,403	18,822	19,285	18,011	18,810	17,587	16,408	18,090	18,879	17,491	19,150	19,135	20,869	20,311	20,838	22,002	21,101	21,573	20,417	21,301	20,784	20,418	20,118	19,833	18,951	18,341	17,882	18,062	17,327	15,363	15,849	16,415	15,387	14,685	14,306	13,647	12,303	14,180	15,489	15,584	15,130	14,720	14,355	14,056	14,349	14,279	13,396	14,216	13,729	13,551	13,156	12,206	13,211	13,062	14,097	14,019	13,848	13,429	13,435	13,351	13,200	13,494	14,077	13,371	13,193	12,913	12,673	12,395	12,378	12,088	12,042	11,793	11,621	11,498	11,188	10,924	10,669	10,517	10,725	10,668	10,660	10,227	10,343	10,286	10,125	9,482	9,553	10,161	10,343	10,394	9,631	10,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 3,010,252	2,933,725	2,896,440	2,776,620	2,621,452	2,598,360	2,719,430	2,739,145	2,645,779	2,716,574	2,597,389	2,649,956	2,602,298	2,535,289	2,491,384	2,441,701	2,337,334	2,427,503	2,351,925	2,256,264	2,229,509	2,125,175	1,943,014	2,001,077	2,091,291	2,142,466	2,072,834	1,954,622	1,974,333	1,940,320	1,882,162	1,928,521	1,801,083	1,880,962	1,758,681	1,640,847	1,809,012	1,887,943	1,749,073	1,914,950	1,913,501	2,086,863	2,031,122	2,083,825	2,200,242	2,110,057	2,157,331	2,041,689	2,130,133	2,078,405	2,041,834	2,011,844	1,983,274	1,895,077	1,834,054	1,788,231	1,806,183	1,732,721	1,536,289	1,584,906	1,641,537	1,538,728	1,468,474	1,430,633	1,364,706	1,230,303	1,417,959	1,548,879	1,558,364	1,513,036	1,472,039	1,435,509	1,405,597	1,434,948	1,427,875	1,339,602	1,421,632	1,372,948	1,355,149	1,315,589	1,220,618	1,321,070	1,306,231	1,409,746	1,401,939	1,384,805	1,342,863	1,343,504	1,335,137	1,319,969	1,349,381	1,407,698	1,337,099	1,319,258	1,291,279	1,267,329	1,239,509	1,237,766	1,208,836	1,204,203	1,179,256	1,162,050	1,149,802	1,118,764	1,092,399	1,066,870	1,051,747	1,072,503	1,066,836	1,065,950	1,022,741	1,034,331	1,028,554	1,012,532	948,189	955,299	1,016,085	1,034,265	1,039,437	963,116	1,000,000
EATON VANCE Index: MSCI World
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 30,103	29,337	28,964	27,766	26,215	25,984	27,194	27,391	26,458	27,166	25,974	26,500	26,023	25,353	24,914	24,417	23,373	24,275	23,519	22,563	22,295	21,252	19,430	20,011	20,913	21,425	20,728	19,546	19,743	19,403	18,822	19,285	18,011	18,810	17,587	16,408	18,090	18,879	17,491	19,150	19,135	20,869	20,311	20,838	22,002	21,101	21,573	20,417	21,301	20,784	20,418	20,118	19,833	18,951	18,341	17,882	18,062	17,327	15,363	15,849	16,415	15,387	14,685	14,306	13,647	12,303	14,180	15,489	15,584	15,130	14,720	14,355	14,056	14,349	14,279	13,396	14,216	13,729	13,551	13,156	12,206	13,211	13,062	14,097	14,019	13,848	13,429	13,435	13,351	13,200	13,494	14,077	13,371	13,193	12,913	12,673	12,395	12,378	12,088	12,042	11,793	11,621	11,498	11,188	10,924	10,669	10,517	10,725	10,668	10,660	10,227	10,343	10,286	10,125	9,482	9,553	10,161	10,343	10,394	9,631	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 28,656	27,966	27,592	26,406	24,971	24,740	25,758	25,914	25,072	25,680	24,754	25,323	24,748	24,135	23,752	23,234	22,327	23,089	22,386	21,465	21,340	20,362	18,641	19,219	20,048	20,625	19,896	18,804	19,008	18,739	18,178	18,715	17,463	18,178	16,870	15,910	17,594	18,266	17,074	18,646	18,624	20,244	19,815	20,341	21,391	20,568	21,076	20,052	20,916	20,406	20,266	20,003	19,696	18,871	18,380	17,964	18,046	17,245	15,353	15,735	16,260	15,322	14,552	14,102	13,514	12,206	14,111	15,351	15,523	14,995	14,637	14,247	13,954	14,293	14,251	13,375	14,219	13,754	13,584	13,230	12,262	13,191	13,000	14,054	13,993	13,884	13,477	13,551	13,534	13,406	13,699	14,299	13,536	13,321	13,068	12,802	12,560	12,512	12,172	12,116	11,855	11,673	11,532	11,217	10,918	10,688	10,607	10,790	10,724	10,688	10,247	10,309	10,296	10,147	9,446	9,512	10,122	10,308	10,394	9,638	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 28,656	27,966	27,592	26,406	24,971	24,740	25,758	25,914	25,072	25,680	24,754	25,323	24,748	24,135	23,752	23,234	22,327	23,089	22,386	21,465	21,340	20,362	18,641	19,219	20,048	20,625	19,896	18,804	19,008	18,739	18,178	18,715	17,463	18,178	16,870	15,910	17,594	18,266	17,074	18,646	18,624	20,244	19,815	20,341	21,391	20,568	21,076	20,052	20,916	20,406	20,266	20,003	19,696	18,871	18,380	17,964	18,046	17,245	15,353	15,735	16,260	15,322	14,552	14,102	13,514	12,206	14,111	15,351	15,523	14,995	14,637	14,247	13,954	14,293	14,251	13,375	14,219	13,754	13,584	13,230	12,262	13,191	13,000	14,054	13,993	13,884	13,477	13,551	13,534	13,406	13,699	14,299	13,536	13,321	13,068	12,802	12,560	12,512	12,172	12,116	11,855	11,673	11,532	11,217	10,918	10,688	10,607	10,790	10,724	10,688	10,247	10,309	10,296	10,147	9,446	9,512	10,122	10,308	10,394	9,638	10,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
EATON VANCE Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 2,865,640	2,796,590	2,759,170	2,640,604	2,497,075	2,474,001	2,575,756	2,591,367	2,507,210	2,567,999	2,475,409	2,532,250	2,474,759	2,413,465	2,375,160	2,323,413	2,232,733	2,308,911	2,238,625	2,146,511	2,134,001	2,036,195	1,864,142	1,921,929	2,004,830	2,062,463	1,989,627	1,880,447	1,900,805	1,873,873	1,817,825	1,871,461	1,746,292	1,817,825	1,686,977	1,590,967	1,759,393	1,826,640	1,707,408	1,864,585	1,862,406	2,024,446	1,981,528	2,034,063	2,139,120	2,056,845	2,107,597	2,005,242	2,091,648	2,040,574	2,026,612	2,000,251	1,969,599	1,887,091	1,837,999	1,796,388	1,804,596	1,724,527	1,535,283	1,573,534	1,625,960	1,532,183	1,455,220	1,410,162	1,351,389	1,220,629	1,411,137	1,535,129	1,552,275	1,499,471	1,463,739	1,424,746	1,395,385	1,429,291	1,425,115	1,337,534	1,421,878	1,375,436	1,358,353	1,322,967	1,226,151	1,319,058	1,300,045	1,405,361	1,399,271	1,388,363	1,347,721	1,355,059	1,353,369	1,340,567	1,369,892	1,429,947	1,353,583	1,332,107	1,306,810	1,280,225	1,255,960	1,251,167	1,217,151	1,211,642	1,185,463	1,167,272	1,153,164	1,121,699	1,091,845	1,068,758	1,060,697	1,079,011	1,072,438	1,068,844	1,024,684	1,030,929	1,029,628	1,014,650	944,643	951,190	1,012,239	1,030,828	1,039,410	963,771	1,000,000
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,194,858	1,180,736	1,183,858	1,165,931	1,174,339	1,169,742	1,169,302	1,144,129	1,138,091	1,157,027	1,144,922	1,174,036	1,158,524	1,142,112	1,116,045	1,105,578	1,087,147	1,115,319	1,105,114	1,120,951	1,124,038	1,082,597	1,035,695	1,052,301	1,079,739	1,086,680	1,087,438	1,091,330	1,103,344	1,096,698	1,069,529	1,097,916	1,065,148	1,069,974	1,032,021	1,045,563	1,092,778	1,124,555	1,097,732	1,115,228	1,108,083	1,151,791	1,184,705	1,198,071	1,224,450	1,227,591	1,223,970	1,224,308	1,235,000	1,237,356	1,223,674	1,215,137	1,211,180	1,201,686	1,216,881	1,234,711	1,243,628	1,241,916	1,229,849	1,235,365	1,236,043	1,246,101	1,227,762	1,220,076	1,214,422	1,193,211	1,200,275	1,179,053	1,156,792	1,157,598	1,158,188	1,154,710	1,160,893	1,131,572	1,129,088	1,115,085	1,095,636	1,095,355	1,074,719	1,075,342	1,064,042	1,044,847	1,038,647	1,046,920	1,053,705	1,046,968	1,046,720	1,048,009	1,040,582	1,048,379	1,041,699	1,051,668	1,063,921	1,059,061	1,060,422	1,059,808	1,064,880	1,055,413	1,050,891	1,051,949	1,043,914	1,035,920	1,036,464	1,029,544	1,027,528	1,026,081	1,050,939	1,059,040	1,059,661	1,060,874	1,054,209	1,035,601	1,035,336	1,031,377	1,022,000	1,014,801	1,001,026	1,004,271	1,006,931	1,006,764	1,000,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 19,652	18,690	19,262	18,987	19,704	20,084	20,560	20,332	19,110	20,348	20,527	21,567	22,230	21,072	20,405	20,026	19,505	20,308	19,841	19,404	18,896	18,095	17,114	17,848	18,448	18,591	18,354	17,787	18,547	17,920	17,356	18,094	18,212	18,430	17,449	16,097	16,757	17,831	17,267	17,833	17,745	18,607	17,752	17,832	19,254	17,933	18,597	17,844	18,831	18,323	17,665	17,151	16,806	16,188	15,801	16,243	16,072	15,590	14,309	15,043	15,253	14,946	14,357	14,552	13,987	12,533	13,002	13,956	14,158	13,691	13,074	12,452	12,465	12,469	12,609	11,812	12,102	12,422	12,317	12,079	11,487	12,496	11,850	12,684	12,432	12,075	11,376	11,227	11,174	11,068	11,303	11,834	11,206	11,213	10,965	11,109	10,962	10,855	10,847	10,560	10,335	10,143	10,111	9,558	9,354	9,209	9,201	9,883	9,896	10,325	9,876	9,798	9,662	9,353	9,131	9,247	10,038	9,887	9,953	9,383	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,835	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240	14,083	13,664	13,352	13,082	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 19,652	18,690	19,262	18,987	19,704	20,084	20,560	20,332	19,110	20,348	20,527	21,567	22,230	21,072	20,405	20,026	19,505	20,308	19,841	19,404	18,896	18,095	17,114	17,848	18,448	18,591	18,354	17,787	18,547	17,920	17,356	18,094	18,212	18,430	17,449	16,097	16,757	17,831	17,267	17,833	17,745	18,607	17,752	17,832	19,254	17,933	18,597	17,844	18,831	18,323	17,665	17,151	16,806	16,188	15,801	16,243	16,072	15,590	14,309	15,043	15,253	14,946	14,357	14,552	13,987	12,533	13,002	13,956	14,158	13,691	13,074	12,452	12,465	12,469	12,609	11,812	12,102	12,422	12,317	12,079	11,487	12,496	11,850	12,684	12,432	12,075	11,376	11,227	11,174	11,068	11,303	11,834	11,206	11,213	10,965	11,109	10,962	10,855	10,847	10,560	10,335	10,143	10,111	9,558	9,354	9,209	9,201	9,883	9,896	10,325	9,876	9,798	9,662	9,353	9,131	9,247	10,038	9,887	9,953	9,383	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,835	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,615	14,967	14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240	14,083	13,664	13,352	13,082	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 1,965,150	1,869,008	1,926,216	1,898,743	1,970,364	2,008,356	2,056,032	2,033,174	1,910,960	2,034,809	2,052,731	2,156,719	2,222,985	2,107,229	2,040,504	2,002,606	1,950,511	2,030,778	1,984,071	1,940,363	1,889,606	1,809,547	1,711,414	1,784,811	1,844,810	1,859,131	1,835,442	1,778,749	1,854,696	1,792,039	1,735,568	1,809,397	1,821,183	1,843,013	1,744,940	1,609,674	1,675,656	1,783,062	1,726,694	1,783,262	1,774,513	1,860,701	1,775,206	1,783,167	1,925,430	1,793,340	1,859,731	1,784,403	1,883,106	1,832,275	1,766,541	1,715,149	1,680,584	1,618,785	1,580,099	1,624,272	1,607,157	1,559,017	1,430,943	1,504,335	1,525,328	1,494,606	1,435,718	1,455,185	1,398,746	1,253,273	1,300,246	1,395,642	1,415,762	1,369,129	1,307,352	1,245,188	1,246,496	1,246,870	1,260,894	1,181,209	1,210,199	1,242,222	1,231,728	1,207,889	1,148,749	1,249,550	1,184,970	1,268,371	1,243,178	1,207,477	1,137,595	1,122,665	1,117,383	1,106,815	1,130,329	1,183,383	1,120,581	1,121,315	1,096,520	1,110,903	1,096,168	1,085,474	1,084,663	1,056,012	1,033,476	1,014,320	1,011,095	955,821	935,375	920,902	920,080	988,298	989,602	1,032,501	987,579	979,782	966,248	935,299	913,134	924,673	1,003,757	988,719	995,310	938,297	1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,907,580	3,829,942	3,745,873	3,564,604	3,353,517	3,376,413	3,578,013	3,625,317	3,527,096	3,613,229	3,412,889	3,444,122	3,372,104	3,292,245	3,252,652	3,139,983	2,991,643	3,119,039	3,021,814	2,868,641	2,821,232	2,698,631	2,472,802	2,525,913	2,652,373	2,695,286	2,611,395	2,449,541	2,438,939	2,401,456	2,316,411	2,374,343	2,233,973	2,370,551	2,245,087	2,076,935	2,287,622	2,384,882	2,183,549	2,380,004	2,375,645	2,602,597	2,509,423	2,586,878	2,728,046	2,611,030	2,629,248	2,457,099	2,576,953	2,500,911	2,442,880	2,387,153	2,370,596	2,250,490	2,156,064	2,098,206	2,119,605	2,041,127	1,839,742	1,890,004	1,964,654	1,832,904	1,735,072	1,701,239	1,623,896	1,439,377	1,642,211	1,789,523	1,790,225	1,737,776	1,676,906	1,641,355	1,611,208	1,637,141	1,613,945	1,507,689	1,610,001	1,547,350	1,517,855	1,470,636	1,361,529	1,496,664	1,466,773	1,574,382	1,565,472	1,516,070	1,461,676	1,452,735	1,418,572	1,413,150	1,449,999	1,505,487	1,423,960	1,408,302	1,366,394	1,335,236	1,308,249	1,304,257	1,277,978	1,270,051	1,252,426	1,239,694	1,238,250	1,190,962	1,168,794	1,146,139	1,105,208	1,125,743	1,125,530	1,123,952	1,083,987	1,081,185	1,062,112	1,058,010	990,796	992,135	1,043,940	1,060,668	1,057,523	975,257	1,000,000
EATON VANCE Index: MSCI World Health Care Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Account Value	$ 19,652	18,690	19,262	18,987	19,704	20,084	20,560	20,332	19,110	20,348	20,527	21,567	22,230	21,072	20,405	20,026	19,505	20,308	19,841	19,404	18,896	18,095	17,114	17,848	18,448	18,591	18,354	17,787	18,547	17,920	17,356	18,094	18,212	18,430	17,449	16,097	16,757	17,831	17,267	17,833	17,745	18,607	17,752	17,832	19,254	17,933	18,597	17,844	18,831	18,323	17,665	17,151	16,806	16,188	15,801	16,243	16,072	15,590	14,309	15,043	15,253	14,946	14,357	14,552	13,987	12,533	13,002	13,956	14,158	13,691	13,074	12,452	12,465	12,469	12,609	11,812	12,102	12,422	12,317	12,079	11,487	12,496	11,850	12,684	12,432	12,075	11,376	11,227	11,174	11,068	11,303	11,834	11,206	11,213	10,965	11,109	10,962	10,855	10,847	10,560	10,335	10,143	10,111	9,558	9,354	9,209	9,201	9,883	9,896	10,325	9,876	9,798	9,662	9,353	9,131	9,247	10,038	9,887	9,953	9,383	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,076	$ 38,299	$ 37,459	$ 35,646	$ 33,535	$ 33,764	$ 35,780	$ 36,253	$ 35,271	$ 36,132	$ 34,129	$ 34,441	$ 33,721	$ 32,922	$ 32,527	$ 31,400	$ 29,916	$ 31,190	$ 30,218	$ 28,686	$ 28,212	$ 26,986	$ 24,728	$ 25,259	$ 26,524	$ 26,953	$ 26,114	$ 24,495	$ 24,389	$ 24,015	$ 23,164	$ 23,743	$ 22,340	$ 23,706	$ 22,451	$ 20,769	$ 22,876	$ 23,849	$ 21,835	$ 23,800	$ 23,756	$ 26,026	$ 25,094	$ 25,869	$ 27,280	$ 26,110	$ 26,292	$ 24,571	$ 25,770	$ 25,009	$ 24,429	$ 23,872	$ 23,706	$ 22,505	$ 21,561	$ 20,982	$ 21,196	$ 20,411	$ 18,397	$ 18,900	$ 19,647	$ 18,329	$ 17,351	$ 17,012	$ 16,239	$ 14,394	$ 16,422	$ 17,895	$ 17,902	$ 17,378	$ 16,769	$ 16,414	$ 16,112	$ 16,371	$ 16,139	$ 15,077	$ 16,100	$ 15,474	$ 15,179	$ 14,706	$ 13,615	$ 14,967	$ 14,668	$ 15,744	$ 15,655	$ 15,161	$ 14,617	$ 14,527	$ 14,186	$ 14,132	$ 14,500	$ 15,055	$ 14,240	$ 14,083	$ 13,664	$ 13,352	$ 13,082	$ 13,043	$ 12,780	$ 12,701	$ 12,524	$ 12,397	$ 12,383	$ 11,910	$ 11,688	$ 11,461	$ 11,052	$ 11,257	$ 11,255	$ 11,240	$ 10,840	$ 10,812	$ 10,621	$ 10,580	$ 9,908	$ 9,921	$ 10,439	$ 10,607	$ 10,575	$ 9,753	$ 10,000